Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2012	2011
Components, spare parts	4,032	3,657
Work-in-progress	566	573
Finished goods	600	856
Total gross inventories	5,198	5,086
Less: provision for slow-moving inventory	(934)	(1,167)
Total	4,263	3,920